Organization and Nature of Operations	12 Months Ended
Dec. 31, 2023
Organization and Nature of Operations
Organization and Nature of Operations

1.    Organization and Nature of Operations

NIO Inc. (“NIO”, or the “Company”) was incorporated under the laws of the Cayman Islands in November 2014, as an exempted company with limited liability. The Company was formerly known as NextCar Inc. It changed its name to NextEV Inc. in December 2014, and then changed to NIO Inc. in July 2017. The Company, its subsidiaries and consolidated variable interest entities (the “VIEs”) are collectively referred to as the “Group”.

The Group designs and develops electric vehicles and jointly manufactures its vehicles through strategic collaboration with other Chinese vehicle manufacturers during the reporting periods. The Group also offers power solutions and comprehensive value-added services to its users. As of December 31, 2023, the Group’s primary operations are conducted in the People’s Republic of China (the “PRC”) and the Company’s principal subsidiaries and VIEs are as follows:

	Equity	Place and Date of incorporation
Subsidiaries	interest held	or date of acquisition	Principal activities
Nio Nextev Limited (“NIO HK”) (formerly known as Nextev Limited)	100%	Hong Kong, February 2015	Investment holding
NIO GmbH (formerly known as NextEV GmbH)	100%	Germany, May 2015	Design and technology development
NIO Co., Ltd. (“NIO SH”) (formerly known as NextEV Co., Ltd.)	100%	Shanghai, PRC, May 2015	Headquarter and technology development
NIO USA, Inc. (“NIO US”) (formerly known as NextEV USA, Inc.)	100%	United States, November 2015	Technology development
XPT Limited (“XPT”)	100%	Hong Kong, December 2015	Investment holding
XPT (Jiangsu) Investment Co., Ltd. (“XPT Jiangsu”)	100%	Jiangsu, PRC, May 2016	Investment holding
Shanghai XPT Technology Limited	100%	Shanghai, PRC, May 2016	Technology development
XPT (Nanjing) E-Powertrain Technology Co., Ltd. (“XPT NJEP”)	100%	Nanjing, PRC, July 2016	Manufacturing of E-Powertrain
XPT (Nanjing) Energy Storage System Co., Ltd. (“XPT NJES”)	100%	Nanjing, PRC, October 2016	Manufacturing of battery
NIO Power Express Limited (“PE HK)	100%	Hong Kong, January 2017	Investment holding
NIO User Enterprise Limited (“UE HK”)	100%	Hong Kong, February 2017	Investment holding
NIO Sales and Services Co., Ltd. (“UE CNHC”) (formerly known as Shanghai NIO Sales and Service Co., Ltd. )	100%	Shanghai, PRC, March 2017	Investment holding and sales and after sales management
NIO Energy Investment (Hubei) Co., Ltd. (“PE CNHC”)	100%	Wuhan PRC, April 2017	Investment holding
Wuhan NIO Energy Co., Ltd. (“PE WHJV”)	100%	Wuhan, PRC, May 2017	Investment holding
NIO Holding Co., Ltd. (“NIO China”) (formerly known as NIO (Anhui) Holding Co., Ltd.) (Note (a))	100%	Anhui, PRC, November 2017	Headquarter and technology development
XPT (Jiangsu) Automotive Technology Co., Ltd. (“XPT AUTO”)	100%	Nanjing, PRC, May 2018	Investment holding
NIO Financial Leasing Co., Ltd. (“NIO Leasing”)	100%	Shanghai, PRC, August 2018	Financial Leasing
NIO (Anhui) Co., Ltd. (“NIO AH”)	100%	Anhui, PRC, August 2020	Industrialization and technology development
NIO Technology (Anhui) Co., Ltd. (“NIO R&D”)	100%	Anhui, PRC, August 2020	Design and technology development
New Horizon B.V.	100%	Netherlands, November 2022	Investment holding
NIO Nextev Europe Holding B.V.(“NIO NL”)	100%	Netherlands, December 2020	Investment holding
NEU Battery Asset Co., Ltd. (“BAC Cayman”)	100%	Cayman Islands, May 2021	Investment holding
Instant Power Europe B.V. (“BAC NL”) Co., Limited	100%	Netherlands, June 2021	Battery Subscription Service
NEU Battery Asset (Hong Kong) Co.Limited (“BAC HK”)	100%	Hong Kong, July 2021	Investment holding
NIO AI Technology Limited (“NIO AI Technology”)	96.970%	Cayman Islands, March 2021	Investment holding
NIO AI Technology Limited	96.970%	Hong Kong, May 2021	Investment holding
Anhui NIO Autonomous Driving Technology Co., Ltd. (“Anhui NIO AD”)	96.970%	Anhui, PRC, June 2021	Technology development
XTRONICS (Nanjing) Automotive Intelligent Technologies Co. Ltd. (“XPT NJWL”) (Note (b))	50%	Nanjing, PRC, June 2017	Manufacturing of components

Place and Date of incorporation
VIE and VIE’s subsidiaries	or date of acquisition
Prime Hubs Limited (“Prime Hubs”)	BVI, October 2014
Beijing NIO Network Technology Co., Ltd. (“Beijing NIO”)	Beijing, PRC, July 2017
Anhui NIO AI Technology Co., Ltd. (“Anhui NIO AT”)	Anhui, PRC, April 2021
Anhui NIO Data Technology Co., Ltd. (“Anhui NIO DT”)	Anhui, PRC, October 2022
NIO Insurance Broker Co., Ltd(“NIO IB”) (formerly known as Huiding Insurance Broker Co., Ltd)	Anhui, PRC, January 2023

Note (a) - NIO China

As of December 31, 2022 and 2023, the Company held 92.114% of total paid-in capital of NIO China. In accordance with NIO China’s share purchase agreement, the redemption of the non-controlling interests is at the holders of non-controlling interests’ option and is upon the occurrence of the events that are not solely within the control of the Company. Therefore, these redeemable non-controlling interests in NIO China were classified as mezzanine equity and are subsequently accreted to the redemption price using the agreed interest rate as a reduction of additional paid in capital (Note 21). With the redemption feature of the non-controlling interests, the Company is considered to effectively have 100% equity interest of NIO China as of December 31, 2022 and 2023.

Note (b) - XPT NJWL

In accordance with the Article of Association of XPT NJWL, the Company has the power to control the board of directors of XPT NJWL to unilaterally govern the financial and operating policies of XPT NJWL, and the non-controlling shareholder does not have substantive participating rights. As a result, the Group consolidates XPT NJWL.

Variable interest entities

Prime Hubs

In October 2014, Prime Hubs, a British Virgin Islands (“BVI”) incorporated company, was established by Li Bin, the shareholder of the Group, to facilitate the adoption of the Company’s employee stock incentive plans on behalf of the Company. The Company entered into a management agreement with Prime Hubs and Li Bin. The agreement enables the Company to direct the activities that most significantly impact Prime Hubs’s economic performance and enable the Company to obtain substantially all of the economic benefits arising from Prime Hubs. As of December 31, 2022 and 2023, Prime Hubs held 4,250,002 Class A Ordinary Shares of the Company, respectively, other than which, Prime Hubs did not have any operations, nor any material assets or liabilities. All restricted shares granted under the Company’s Prime Hubs Restricted Shares Plan have been fully vested.

Beijing NIO

In April 2018, the Group entered into a series of contractual arrangements with Beijing NIO and its individual shareholders (the “Nominee Shareholders”), including, among others, an exclusive business cooperation agreement, a loan agreement, an equity pledge agreement, an exclusive call option agreement and a power of attorney, which enable the Company to direct the activities that most significantly impact Beijing NIO’s economic performance and obtain substantially all of the economic benefits arising from Beijing NIO. Management concluded that Beijing NIO is a variable interest entity and the Company is the ultimate primary beneficiary of Beijing NIO and hence consolidates the financial results of Beijing NIO. The Group operates value-added telecommunication services, including without limitation, performing internet information services, as well as holding certain related licenses, through Beijing NIO. For the years ended December 31, 2021, 2022 and 2023, the financial position, result of operations and cash flow activities of Beijing NIO were immaterial to the consolidated financial statements.

Anhui NIO AT

In April 2021, Anhui NIO AT, was established by individual shareholders (the “Nominee Shareholders”). Anhui NIO AD entered into a management agreement with Nominee Shareholders. The agreement enables the Company to direct the activities that most significantly impact Anhui NIO AT’s economic performance, and enabled the Company to obtain substantially all of the economic benefits arising from them. Management concluded that Anhui NIO AT is a variable interest entity and the Company is the ultimate primary beneficiary of Anhui NIO AT and hence consolidates the financial results of Anhui NIO AT. In November 2022, concurrent with the termination of the said management agreement, the Group entered into a series of contractual arrangements with the Nominee Shareholders as well as Anhui NIO AT, including, among others, an exclusive business cooperation agreement, a loan agreement, an equity pledge agreement, an exclusive call option agreement and a power of attorney. These agreements enable the Company to direct the activities that most significantly impact Anhui NIO AT’s economic performance and enable the Company to obtain substantially all of the economic benefits arising from Anhui NIO AT. Management concluded that Anhui NIO AT continues to be a variable interest entity and the Company remains as the ultimate primary beneficiary of Anhui NIO AT. Therefore, the Group continues to consolidate the financial results of Anhui NIO AT’s financial statements. The Group intends to obtain requisite licenses for certain supporting functions during the development of autonomous driving technology through Anhui NIO AT. For the years ended December 31, 2021, 2022 and 2023, the financial position, result of operations and cash flow activities of Anhui NIO AT were immaterial to the consolidated financial statements.

Anhui NIO DT and NIO IB

In October 2022, the Group entered into a series of contractual arrangements with Anhui NIO DT and its individual shareholders (the “Nominee Shareholders”), including, among others, an exclusive business cooperation agreement, a loan agreement, an equity pledge agreement, an exclusive call option agreement and a power of attorney, which enable the Group to direct the activities that most significantly impact Anhui NIO DT’s economic performance and obtain substantially all of the economic benefits arising from Anhui NIO DT. Management concluded that Anhui NIO DT is a variable interest entity and the Company is the ultimate primary beneficiary of Anhui NIO DT and hence consolidates the financial results of Anhui NIO DT in the Group’s consolidated financial statements. In January 2023, Anhui NIO DT acquired NIO IB. NIO IB was a company holding the insurance brokerage license and does not meet the criteria necessary to be defined as a business under US GAAP. Accordingly, the Group accounted for this transaction as an asset acquisition.The Group provides insurance brokerage services which are mainly vehicle-related and property-related and holds requisite licenses through Anhui NIO DT and NIO IB. For the years ended December 31, 2022 and 2023, the financial position, result of operations and cash flow activities of Anhui NIO DT were immaterial to the consolidated financial statements.

Shanghai Anbin

The Company, the ultimate shareholder of NIO SH, was the ultimate primary beneficiary of Shanghai Anbin Technology Co., Ltd. (“Shanghai Anbin”) and its subsidiary and hence consolidated the financial results of Shanghai Anbin and its subsidiary in the Group’s consolidated financial statements, pursuant to a series of contractual agreements, including, among others, an exclusive business corporation agreements, a loan agreement, an equity pledge agreement, an exclusive call option agreement and a power of attorney entered into among NIO SH, Shanghai Anbin and its nominee shareholders in April 2018. On March 31, 2021, all parities agreed to terminate above mentioned contractual agreements, after which, the Company was no longer the ultimate primary beneficiary of Shanghai Anbin and deconsolidated the financial results of Shanghai Anbin and its subsidiary. The deconsolidation of Shanghai Anbin and its subsidiary did not have significant impact on the Group’s consolidated financial statements. Before the deconsolidation, the financial position, result of operations and cash flow activities of Shanghai Anbin and its subsidiary were immaterial to the consolidated financial statements.

Liquidity and Going Concern

The Group’s consolidated financial statements have been prepared on a going concern basis, which assumes that the Group will continue in operation for the foreseeable future and, accordingly, will be able to realize its assets and discharge its liabilities in the normal course of operations as they come due.

The Group has been incurring losses from operations since inception. The Group incurred net losses of RMB4.0 billion and RMB14.4 billion and RMB20.7 billion for the years ended December 31, 2021, 2022 and 2023, respectively. The Group incurred operating cash outflow of RMB3.9 billion and RMB1.4 billion for the years ended December 31, 2022 and 2023, respectively. Accumulated deficit amounted to RMB69.9 billion and RMB90.8 billion as of December 31, 2022 and 2023, respectively.

As of December 31, 2023, the Group’s balance of cash and cash equivalents was RMB32.9 billion and short-term investments of RMB16.8 billion and the Group had net current assets of RMB12.6 billion. Management has evaluated the sufficiency of its working capital and concluded that the Group’s available cash and cash equivalents and short-term investments will be sufficient to support its continuous operations and to meet its payment obligations when liabilities fall due within the next twelve months from the date of issuance of these consolidated financial statements. Accordingly, management continues to prepare the Group’s consolidated financial statements on going concern basis.